Debt - Debt Maturities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 993,695
2027	424,697
2028	546,040
2029	403,603
2030	2,257,654
2031 and thereafter	1,982,930
Total debt outstanding	$ 6,608,619